Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Investor Class | Wasatch Small Cap Value Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1],[2]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Annual Return 2002	rr_AnnualReturn2002	(16.34%)
Annual Return 2003	rr_AnnualReturn2003	54.57%
Annual Return 2004	rr_AnnualReturn2004	21.58%
Annual Return 2005	rr_AnnualReturn2005	4.76%
Annual Return 2006	rr_AnnualReturn2006	14.84%
Annual Return 2007	rr_AnnualReturn2007	(3.00%)
Annual Return 2008	rr_AnnualReturn2008	(47.75%)
Annual Return 2009	rr_AnnualReturn2009	55.91%
Annual Return 2010	rr_AnnualReturn2010	25.52%
Annual Return 2011	rr_AnnualReturn2011	(5.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.04%)
1 Year	rr_AverageAnnualReturnYear01	(5.22%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	5.92%
Investor Class | Wasatch Small Cap Value Fund | Investor Class shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.22%)
5 Years	rr_AverageAnnualReturnYear05	(2.31%)
10 Years	rr_AverageAnnualReturnYear10	4.53%
Investor Class | Wasatch Small Cap Value Fund | Investor Class shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
10 Years	rr_AverageAnnualReturnYear10	4.85%
Investor Class | Wasatch Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH SMALL CAP VALUE FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund's investments to generate substantial income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2011. The information has been restated to better reflect anticipated expenses of the Fund
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund's Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in small companies.

Under normal market conditions, we will invest at least 80% of the Fund's net assets in the equity securities of small companies with market capitalizations of less than $2.5 billion at the time of purchase.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate.

We use a "bottom-up" process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company's financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

We typically look for companies that we believe fall into one of these three categories at the time of purchase:

•	Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street, thus leaving them attractively undervalued relative to their expected growth.
•	Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long term growth potential.
•	Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.

The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund's investments may decline in value even when the overall stock market is not in general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks' intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund's Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund's Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund's performance over the time periods indicated to that of a broad based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund's website www.wasatchfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Investor Class of the Fund has performed over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wasatchfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance, before and after taxes, of the Fund's Investor Class is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns

Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

Investor Class | Wasatch Small Cap Value Fund | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Investor Class | Wasatch Small Cap Value Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%

[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2011. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2013 (excluding interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Fund during 2011. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.